Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

A.	Israel Innovation Authority

The Company has received royalty-bearing grants from the Israel Innovation Authority (the “IIA”), for approved research and development projects. The programs include grants for: wages, materials, subcontractors and miscellaneous. The Company is required to pay royalties at the rate of 3%-3.5% depending on meeting certain conditions on sales of the products developed with the funds provided by the IIA, up to an amount equal to 300% of the IIA research and development grant received, depending upon the manufacturing volume that is performed outside of Israel, indexed to the U.S. dollar and bearing interest., Until December 31, 2023, the interest was calculated at a rate based on an annual application of the London Interbank Offered Rate, applicable to U.S. dollar deposits, however, pursuant to the latest IIA regulations, as of January 1, 2024, IIA grants received after June 30, 2017, shall bear interest calculated at a rate based on an annual application of the Secured Overnight Financing Rate (“SOFR”), or at an alternative rate published by the Bank of Israel, plus approximately 0.72%. indexed to the dollar including accrued interest at the SOFR rate.

As of December 31, 2019, the research and development projects funded by the IIA were completed. The total amount of the IIA grant received was $738 thousand.

As of June 30, 2026, the maximum obligation with respect to the grants received from the IIA, including accrued interest, contingent upon entitled future sales, is $575 thousand. During the six months ended on June 30, 2026, the Company paid the IIA royalties in the amount of approximately $9 thousand in connection with revenues recorded During the six months ended on December 31, 2025, of the products developed with the funds provided by the IIA.

When a company develops know-how, technology or products using IIA grants, the terms of these grants and the Research Law restrict the transfer of such know-how, and the transfer of manufacturing or manufacturing rights of such products, technologies or know-how outside of Israel, without the prior approval of the IIA. Therefore, the discretionary approval of an IIA committee would be required for any transfer to third parties inside or outside of Israel of know-how or manufacturing or manufacturing rights related to those aspects of such technologies. There is no certainty that the Company would obtain such approvals.

B.	Liens

The Company’s long-term restricted deposits held in a bank in the amount of NIS 257,500 ($86,467) have been pledged as security in respect of guarantees granted by the bank to the Company’s landlords as part of the Company’s office lease agreement (see Note 5 above). Such deposits cannot be pledged to others or withdrawn without the consent of the bank.

C.	Legal proceedings

The Company filed a claim against a customer (the “Customer”) in connection with an alleged breach of a consulting and development services agreement entered into in September 2024. The Company alleges that it completed the first two milestones under the agreement, including regulatory research, technical testing, and the presentation of an implementation solution, and that the Customer subsequently terminated the engagement and failed to pay the agreed consideration for the services rendered.

The Customer filed a statement of defense and counterclaim against the Company, alleging, among other things, that the Company failed to fulfill its obligations under the agreement and made misrepresentations regarding its expertise. The counterclaim seeks reimbursement of amounts previously paid to the Company, as well as compensation for alleged lost business opportunities and impairment of the Customer’s value.

The Company’s management is of the opinion that the claim has no merits and intends to vigorously defend its case.

Given the early stage of the proceedings, the Company is unable to determine the likelihood of an adverse outcome or reasonably estimate any potential loss, if any, associated with the matter.